Debt - Additional Information (Detail) - USD ($) shares in Millions		3 Months Ended		6 Months Ended
	Apr. 14, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Exercise of detachable warrants	0.7
2021 notes | Level 2
Debt Instrument [Line Items]
Fair value of the notes		$ 365,300,000		$ 365,300,000
Warrant
Debt Instrument [Line Items]
Non cash fair value adjustment on detachable warrants exercise			$ 1,200,000		$ 0
Interest Expense | Warrant
Debt Instrument [Line Items]
Non cash fair value adjustment on detachable warrants exercise		(4,730,000)	$ 1,178,000	(4,563,000)	$ (19,000)
2013 facility
Debt Instrument [Line Items]
Line of credit facility outstanding		55,000,000		55,000,000
Line of credit facility maximum borrowing capacity		$ 175,000,000		$ 175,000,000
Weighted average interest rate of debt outstanding		2.00%		2.00%